Statement of Financial Position - USD ($)	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 61,223	$ 4,968	$ 459,363
Prepaid Expense, Current			593
Other Assets, Current	1,500	15,007	1,500
Assets, Current	62,723	19,975	461,456
Assets, Noncurrent
Property, Plant and Equipment, Gross	61,718	113,201	146,704
Goodwill	5,000	5,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,237,531	1,292,984	1,410,973
Other Assets, Noncurrent	16,502	14,507	14,000
Assets, Noncurrent	1,315,751	1,420,692	1,571,677
Assets	1,378,474	1,440,667	2,033,133
Liabilities, Current
Accrued Liabilities, Current	19,840	14,566	21,516
Loans Payable, Current		275,000	600,000
Derivative Instruments and Hedges, Liabilities		446,785	1,025,000
Liabilities, Current	19,840	736,351	1,646,516
Liabilities, Noncurrent
Liabilities	19,840	736,351	1,646,516
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	26,881	14,817	11,515
Additional Paid in Capital, Common Stock	10,935,480	9,351,999	8,191,503
Retained Earnings (Accumulated Deficit)	(9,603,727)	(8,662,500)	(7,816,401)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,358,634	704,316	386,617
Liabilities and Equity	$ 1,378,474	$ 1,440,667	$ 2,033,133